Fees Summary	Aug. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,565,000.00
Previously Paid Amount	0.00
Total Fee Amount	1,597.13
Total Offset Amount	0.00
Net Fee	1,597.13
Narrative - Max Aggregate Offering Price	$ 11,565,000.00
Final Prospectus	true